Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
37. Related party transactions and Directors' remuneration
Salaries and other short-term benefits	£ 37.5	£ 37.6
Pension costs	0.1	0.2
Other long-term benefits	7.2	9.1
Share-based payments	12.4	14.2
Employer social security charges on emoluments	6.0	6.0
Costs recognised for accounting purposes	63.2	67.1
Employer social security charges on emoluments	(6.0)	(6.0)
Other long-term benefits - difference between awards granted and costs recognised	0.4	(1.0)
Share-based payments - difference between awards granted and costs recognised	1.3	(0.7)
Total remuneration awarded	£ 58.9	£ 59.4